As filed with the Securities and Exchange Commission on July 18, 2025
Commission File Nos. 333-228801
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 29	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 971	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Scott J. Golde, Esq., Senior Vice President, General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Assistant Vice President, Insurance Legal & Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on July 21, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated July 21, 2025
To The Prospectus Dated April 28, 2025 For

PERSPECTIVE II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective July 21, 2025 your prospectus is revised to add a new step-up feature to the Flex DB add-on benefit. Your prospectus is revised as follows:

➢ In the section titled “TABLE OF CONTENTS”, a new line item is added to reflect the addition of a new Appendix as follows:

APPENDIX L (Historical GMWB Death Benefit Step-Up Percentages) …………………………… L-1

➢ In the section titled “BENEFITS AVAILABLE UNDER THE CONTRACTS”, in the table titled “Add-On Death Benefits Available For a Fee”, in the row for the Flex DB add-on death benefit, the column titled “Purpose” is deleted and replaced with the following:

This death benefit works in connection with the Flex GMWB and provides a minimum death benefit equal to the Flex GMWB Guaranteed Withdrawal Balance (GWB), that is not reduced for your allowed annual withdrawals. For Contracts issued on or after July 21, 2025, this death benefit also provides a 7th Contract Anniversary step-up to potentially increase the death benefit.

➢ In the section titled “CONTRACT CHARGES”, in the subsection titled “Death Benefit Charges”, the last paragraph of the sub-subsection titled “Flex DB Charge” is updated by deleting and replacing the third sentence with the following:

You may then elect to opt out of the charge increase and any future charge increases by forfeiting the 7th Contract Anniversary step-up, and any other increases to the GMWB Death Benefit.

➢ In the section titled “DEATH BENEFIT”, in the subsection titled “Add-On Death Benefits”, in the sub-subsection titled “Flex DB” the following revisions have been made:

•The second paragraph, beginning “The Flex DB is available only at issue…” is deleted and replaced with the following:

The Flex DB is available only at issue and in conjunction with certain benefit options under the Flex GMWB and only if the Covered Life is 35 to 75 years of age on the date that the endorsement is issued in connection with the Contract. For more information on Covered Lives, please see “Flex with Joint Option GMWB.” We reserve the right to prospectively restrict the Flex GMWB benefit options that may be elected in connection with the Flex DB. Therefore, not all Flex GMWB benefit options may be available at the time you are interested in electing this death benefit. This could impact the number of Flex GMWB benefit options available to you to select from when you elect this death benefit, but would not impact the underlying mechanics of this death benefit. Please refer to the current Rate Sheet Prospectus Supplement at www.jackson.com/product-literature-4.html, contact your financial professional, or contact us at our Customer Care Center, for information regarding the current availability of the Flex GMWB benefit options. At election, the GMWB Death Benefit equals the Flex GMWB Guaranteed Withdrawal Balance (GWB) associated with the Flex GMWB benefit option you elect. When purchased at Contract issuance, the GWB is your initial Premium payment, net of any applicable Premium taxes. Please note that the Fixed Account Options are not available on Contracts with the Flex DB. This means you will not be able to allocate or transfer any amounts to the Fixed Account.

•The following new paragraphs are added before the paragraph beginning “On each fifth Contract Anniversary, the GMWB Death Benefit Charge may be increased.”:

In addition, for Contracts issued on or after July 21, 2025, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value multiplied by the GMWB Death Benefit step-up percentage, if the Contract Value multiplied by the GMWB Death Benefit step-up percentage is greater than the GMWB Death Benefit, subject to a maximum of $10,000,000. If the owner has elected to opt out of the automatic GMWB Death Benefit step-up to avoid an increase in the GMWB Death Benefit charge percentage as described in more detail below, Premium payments subsequent to that election will not be allowed. Please note: a 7th Contract Anniversary step-up that results in an increase to the GMWB Death Benefit would also result in an increase to the Flex DB Charge, which is calculated as a percentage of the GMWB Death Benefit.

The current GMWB Death Benefit step-up percentage is disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com/product-literature-4.html. We reserve the right to prospectively change the GMWB Death Benefit step-up percentage on new Flex DB endorsements. Please see “Appendix L (Historical GMWB Death Benefit Step-Up Percentages)” to view historical GMWB Death Benefit step-up percentages.

•The paragraph beginning “On each fifth Contract Anniversary, the GMWB Death Benefit Charge may be increased” is deleted and replaced with the following:

On each fifth Contract Anniversary, the GMWB Death Benefit charge may be increased. You will be notified in advance of a GMWB Death Benefit charge increase and may elect to opt out of the charge increase and any future charge increases by forfeiting the 7th Contract Anniversary GMWB Death Benefit step-up provision, and any other increases to the GMWB Death Benefit. Such election must be received in Good Order prior to the Contract Anniversary. Upon such election, no future Premium payments will be allowed. While electing to discontinue these provisions will prevent an increase in the charge, you will be foregoing possible increases in your GMWB Death Benefit so carefully consider this decision should we notify you of a charge increase. Such election is final, and you may not subsequently elect to reinstate these provisions once they have been discontinued. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order. Charge increases under this provision may only occur every five years on the Contract Anniversary. If we opt not to increase a charge under this provision, the charge will not be subject to increase again until the Contract Anniversary five years thereafter. For more information, please see “Death Benefit Charges”.

➢ In the section titled “APPENDIX D (GMWB Prospectus Examples)”, in the subsection titled “FLEX GMWB”, the following revisions have been made:

•The first paragraph is deleted and replaced with the following:

Unless otherwise specified, the following examples apply to and assume you elected Flex GMWB (referred to as LifeGuard Freedom Flex GMWB prior to August 28, 2023, and referred to below as a GMWB) when you purchased your Contract, no other add-on benefits, your initial Premium payment net of any applicable taxes was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, a GWB Adjustment percentage of 190%, a GMWB Death Benefit Percentage of 105%, and the GMWB and any For Life Guarantee have not been terminated. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 6%, the examples will still apply if you replace the 6% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. If you elected a GMWB with a GWB Adjustment other than 190%, the examples will still apply if you replace the 190% GWB Adjustment in each of the GWB adjustment calculations with the appropriate GWB adjustment percentage for the GMWB you elected. If you elected a GMWB with a GMWB Death Benefit Percentage other than 105%, the examples will still apply if you replace the 105% GMWB Death Benefit Percentage in the GMWB Death Benefit Step-Up calculation with the appropriate GMWB Death Benefit Percentage for the GMWB you elected.

•Example 6 and Example 7 are updated to clarify the step-up being illustrated are the GWB step-up by inserting “GWB” prior to references to the step-up in these examples.

•The following new Example 8 is inserted:

Example 8: This example illustrates how GMWB value are re-determined upon automatic GMWB DB step-up. Only applicable if your endorsement includes a GMWB Death Benefit provision.

•Example 8a: This example demonstrates what happens if at the time of GMWB DB step-up your Contract Value is $200,000 and your GMWB DB is $90,000. In this example, the Contract Value multiplied by your GMWB DB Percentage is greater than the GMWB DB:
◦The GMWB DB is compared against the Contract Value multiplied by 105%, which is the GMWB Death Benefit Percentage for this example. $200,000*105% = $210,000 which is greater than the GMWB DB so an automatic step-up will occur.
◦Your new GMWB DB is recalculated to equal $210,000, which is equal to your Contract Value multiplied by the GMWB Death Benefit Percentage.

•Example 8b: This example demonstrates what happens if at the time of GMWB DB step-up your Contract Value is $100,000 and your GMWB DB is $103,000. In this example, the Contract Value multiplied by your GMWB DB Percentage is greater than the GMWB DB, but Contract Value alone is not greater than the GMWB DB:
◦The GMWB DB is compared against the Contract Value multiplied by 105%, which is the GMWB Death Benefit Percentage for this example. $100,000*105% = $105,000 which is greater than the GMWB DB so an automatic step-up will occur.
◦Your new GMWB DB is recalculated to equal $105,000, which is equal to your Contract Value multiplied by the GMWB Death Benefit Percentage.

•Example 8c: This example demonstrates what happens if at the time of GMWB DB step-up your Contract Value is $80,000 and your GMWB DB is $90,000. In this example, the Contract Value multiplied by your GMWB DB Percentage is less than the GMWB DB:
◦The GMWB DB is compared against the Contract Value multiplied by105%, which is the GMWB Death Benefit Percentage for this example. $80,000*105% = $84,000 which is less than the GMWB DB so an automatic step-up does not occur.
◦Your GMWB DB will not be recalculated and will remain at $90,000.

•Notes:
◦Your GMWB DB will only step-up if the Contract Value multiplied by your GMWB Death Benefit Percentage is greater than your GMWB DB at the time of the automatic GMWB DB step-up.
◦Your Bonus Base remains unchanged since GMWB DB step-ups do not impact the Bonus Base.
◦Your GAWA remains unchanged since GMWB DB step-ups do not impact the GAWA.
◦Your GWB remains unchanged since GMWB DB step-ups do not impact the GWB.
◦Your GWB Adjustment remains unchanged since GMWB DB step-ups do not impact the GWB Adjustment.

•Examples 8, 9, 10, and 11 are renumbered to Examples 9, 10, 11, and 12 to accommodate the addition of new Example 8 above.

➢ A new appendix titled “APPENDIX L (HISTORICAL GMWB DEATH BENEFIT STEP-UP PERCENTAGES)”, is added with the following disclosure:

I.Flex DB

No historical step-up percentages are available at this time for the Flex DB.
______________________________
(To be used with JMV2145 04/25)

VPS00108 07/25

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit No.	Description
(a)	Board of Directors Resolution.

(a)(1)
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

(b)	Custodian Agreements. Not Applicable.

(c)	Underwriting Contracts.

(c)(1)
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

(c)(2)	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

(d)	Contracts.

(d)(1)
Specimen of the Perspective II Variable and Fixed Annuity Contract (ICC18 VA775), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(2)
Specimen of Charitable Remainder Trust Endorsement (7487), incorporated herein by reference to the Registrant’s Pre-Effective Amendment 1, filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

(d)(3)
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

(d)(4)
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(5)	Specimen of Retirement Plan Endorsement (7246), incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

(d)(6)	Form of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

(d)(7)
Form of Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (ICC17 7733), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

(d)(8)	Form of Roll Up Guaranteed Minimum Death Benefit (ICC17 7734), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

(d)(9)
Form of Combination Roll Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (ICC17 7735), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

(d)(10)	Form of Guaranteed Minimum Withdrawal Benefit (ICC17 7737), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

(d)(11)
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Ups (ICC17 7738), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

(d)(12)
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Ups (ICC17 7739), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

(d)(13)
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Death Benefit (ICC17 7740), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

(d)(14)
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Ups, and Earnings-Sensitive Withdrawal Amount (ICC17 7741), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

(d)(15)
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Ups, and Earnings-Sensitive Withdrawal Amount (ICC17 7742), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

(d)(16)
Form of Individual Retirement Annuity Endorsement (ICC18 7715), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(17)
Form of Roth Individual Retirement Annuity Endorsement (ICC18 7716), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(18)
Form of Guaranteed Minimum Withdrawal Benefit With Step-Up (ICC18 7748), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(19)
Form of For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits and Annual Step-Up (ICC18 7754), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(20)
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits and Annual Step-Up (ICC18 7755), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(21)
Form of For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits, Annual Step-Up and Death Benefit (ICC18 7756), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(22)	Form of 4 Year Withdrawal Charge Schedule (ICC18 7757), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(23)
Form of Earnings Protection Guaranteed Minimum Death Benefit (ICC18 7759), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(24)	Form of Unisex Contract Endorsement (ICC18 7763), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(25)
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Death Benefit (ICC18 7764), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(26)
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7765), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

(d)(27)
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7766), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

(d)(28)
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7767), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

(d)(29)
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7768), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

(d)(30)
Form of For Life Guaranteed Minimum Withdrawal Benefit with [6%] Bonus, Annual Step-Up, and Death Benefit (ICC19 7769), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

(d)(31)
Form of For Life Guaranteed Minimum Withdrawal Benefit with [6%] Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Death Benefit (ICC19 7770), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

(d)(32)
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7771), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

(d)(33)
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7772), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

(d)(34)
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7773), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

(d)(35)
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7774), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

(d)(36)
Specimen of the Perspective II Variable and Fixed Annuity Contract (ICC18 VA775), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

(d)(37)
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (ICC23 7797), incorporated herein by reference to Registrant's Post-Effective Amendment No. 17, filed on May 12, 2023 (File Nos. 333-228801 and 811-08664).

(d)(38)
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (ICC23 7798), incorporated herein by reference to Registrant's Post-Effective Amendment No. 17, filed on May 12, 2023 (File Nos. 333-228801 and 811-08664).

(d)(39)
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Death Benefit (ICC25 7825), incorporated herein by reference for Registrant's Post Effective Amendment No. 27, filed on April 29, 2025 (File Nos. 333-228801 and 811-08664).

(d)(40)
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to the Highest Quarterly Contract Value and Death Benefit, (ICC25 7826), incorporated herein by reference for Registrant's Post Effective Amendment No. 27, filed on April 29, 2025 (File Nos. 333-228801 and 811-08664).

(e)	Applications.

(e)(1)
Form of the Perspective II Variable and Fixed Annuity Application (V775 04/19), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(e)(2)
Form of the Perspective II Variable and Fixed Annuity Application (V775 06/19), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

(e)(3)
Form of the Perspective II Variable and Fixed Annuity Application (V775 04/20), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 21, 2020 (File Nos. 333-228801 and 811-08664).

(e)(4)
Form of the Perspective II Variable and Fixed Annuity Application (V775 08/20), incorporated herein by reference to Registrant's Post-Effective Amendment No. 2, filed on May 20, 2020 (File Nos. 333-228801 and 811-08664).

(e)(5)
Form of the Perspective II Variable and Fixed Annuity Application (V775 04/21), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on December 23, 2020 (File Nos. 333-228801 and 811-08664).

(e)(6)
Form of the Perspective II Variable and Fixed Annuity Application (V775 04/21), incorporated herein by reference to Registrant's Post-Effective Amendment No. 11, filed on April 20, 2021 (File Nos. 333-228801 and 811-08664).

(e)(7)
Form of the Perspective II Variable and Fixed Annuity Application (V775 04/22), incorporated herein by reference to Registrant's Post-Effective Amendment No. 14, filed on April 19, 2022 (File Nos. 333-228801 and 811-08664).

(e)(8)
Form of the Perspective II Variable and Fixed Annuity Application (V775 08/23), incorporated herein by reference to Registrant's Post-Effective Amendment No. 20, filed on August 25, 2023 (File Nos. 333-228801 and 811-08664).

(e)(9)
Form of the Perspective II Variable and Fixed Annuity Application (V775 10/24), incorporated herein by reference to Registrant's Post Effective Amendment No. 22 filed on October 15, 2024 (File Nos. 333-228801 and 811-08664).

(f)	Depositor's Certificate of Incorporation and By-laws.

(f)(1)	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(2)	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(3)	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

(g)	Reinsurance Contracts.

(g)(1)
Amendment No. 29 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and Chubb Tempest Life Reinsurance Ltd. (formerly Ace Tempest Life Reinsurance Ltd.) with effective date of June 24, 2020, incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on December 23, 2020 (File Nos. 333-228801 and 811-08664).

(g)(2)
Amendment No. 25 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company and Chubb Tempest Life Reinsurance Ltd. (formerly Ace Tempest Life Reinsurance Ltd.) with effective date of June 24, 2020, incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on December 23, 2020 (File Nos. 333-228801 and 811-08664).

(g)(3)
Variable Annuities Funds Withheld Coinsurance Agreement between Jackson National Life Insurance Company and Brooke Life Reinsurance Company, dated January 1, 2024, incorporated herein by reference to registrant’s Post-Effective Amendment No. 10, filed on April 23, 2024 (File Nos. 333-235565 and 811-08664).

(h)	Participation Agreements.

(h)(1)(i)
Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(ii)
First Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated January 18, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iii)
Second Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, Capital Research and Management Company, and Jackson National Asset Management, LLC, dated December 31, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iv)
Third Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(v)
Fourth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(vi)
Fifth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(i)
Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated June 8, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(ii)
First Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated September 25, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(iii)
Second Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(i)
Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(ii)
First Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated February 1, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(iii)
Second Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 30, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(iv)
Third Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated March 1, 2013, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(v)
Fourth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(vi)
Fifth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(vii)
Sixth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(viii)
Seventh Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 26, 2021, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(ix)
Fund of Funds Investment Agreement (American Funds) dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(x)
Fund of Funds Investment Agreement (BlackRock Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xi)
Fund of Funds Investment Agreement (Vanguard Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xii)
First Amendment to Fund of Funds Investment Agreement (American Funds), effective October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xiii)
Fund of Funds Investment Agreement (T. Rowe Price Rule 12d1-4), dated October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xiv)
Fund of Funds Investment Agreement (VanEck ETF Trust Rule 12d1-4), dated October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xv)
First Amendment to Fund of Funds Investment Agreement (BlackRock Rule 12d1-4), effective October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(i)	Administrative Contracts.

(i)(1)
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

(k)(1)	Opinion and Consent of Counsel, attached hereto.

(l)	Other Opinions.

(l)(1)	Consent of Independent Registered Public Accounting Firm, attached hereto.

(m)	Omitted Financial Statements. Not Applicable.

(n)	Initial Capital Agreements. Not Applicable.

(o)	Form of Initial Summary Prospectus.

(o)(1)	Form of Initial Summary Prospectus, attached hereto.

Item 29	Organizational Chart, attached hereto.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chief Executive Officer, Chair, and Director

Christopher A. Raub 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	President and Director

Don W. Cummings 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, and Director

Savvas P. Binioris 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Risk Officer

Carrie L. Chelko 1 Corporate Way Lansing, MI 48951	Executive Vice President

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Innovation and Technology Officer

Scott E. Romine 300 Innovation Drive Franklin, TN 37067	Executive Vice President

Craig D. Smith 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Executive Vice President

Craig A. Anderson 1 Corporate Way Lansing, MI 48951	Senior Vice President and Controller

Scott J. Golde 300 Innovation Drive Franklin, TN 37067	Senior Vice President, General Counsel

Andrea D. Goodrich 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Law and Corporate Secretary

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Technology Officer, Chief Information Security Officer, and Privacy Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President, Operations

Michael R. Hicks 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Information Officer

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Human Resources Officer

Joshua K. Richardson 1 Corporate Way Lansing, MI 48951	Senior Vice President

Dean R. Scott 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Development and Treasury

Lin L. Sun 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Senior Vice President and Chief Actuary

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Senior Vice President, Planning and Asset Liability Management

Elizabeth A. Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Ellen J. Bode 1 Corporate Way Lansing, MI 48951	Vice President, Appointed Actuary

Robert Boles 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew R. Campbell 1 Corporate Way Lansing, MI 48951	Vice President

Hilary R. Cranmore 1 Corporate Way Lansing, MI 48951	Vice President

Lauren B. Dunn 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Margaret C. Garza 1 Corporate Way Lansing, MI 48951	Vice President

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Heidi L. Kaiser 1 Corporate Way Lansing, MI 48951	Vice President, Chief Compliance Officer, Separate Accounts Chief Compliance Officer, Advertising Officer, and Anti-Money Laundering Compliance Officer

Diedre J. Kosier 1 Corporate Way Lansing, MI 48951	Vice President

Darren T. Kramer 1 Corporate Way Lansing, MI 48951	Vice President

Efthimios Lekas 225 W. Wacker Dr. Suite 1200 Chicago, IL 60606	Vice President

David J. Linehan 1 Corporate Way Lansing, MI 48951	Vice President

Lisa A. Lubahn 1 Corporate Way Lansing, MI 48951	Vice President

Aaron T. Maguire 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Stefan C. Ott 1 Corporate Way Lansing, MI 48951	Vice President

Joshua K. Richardson 1 Corporate Way Lansing, MI 48951	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Secretary

Danielle E. Robinson 1 Corporate Way Lansing, MI 48951	Vice President

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President and Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Brooke Thorne 1 Corporate Way Lansing, MI 48951	Vice President

John A. Vandercruyssen 1 Corporate Way Lansing, MI 48951	Vice President, Assistant Controller

Srikant Vatturi Venkata Satya 1 Corporate Way Lansing, MI 48951	Vice President, Asset Liability Management

John F. Visicaro 1 Corporate Way Lansing, MI 48951	Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

The organizational chart for Jackson Financial Inc. indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Jackson Financial Inc. is attached hereto.

Item 30. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

a)Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Scott Romine 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer, Chair and Manager

Hilary Cranmore 1 Corporate Way Lansing, MI 48951	Manager

Savvas P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Alison Reed 300 Innovation Drive Franklin, TN 37067	Chief Product Development and Strategy Execution Officer

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President, National Sales Desk and Distribution Intelligence

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Anti-Money Laundering Compliance Officer

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Kevin Luebbers 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Kimberly Plyer 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tom Smith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Head of IPA, Platform Distribution and Planning

Brian Sward 300 Innovation Drive Franklin, TN 37067	Head of Product Solutions

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

Lisa Backens 300 Innovation Drive Franklin, TN 37067	Vice President

Mercedes Biretto 1 Corporate Way Lansing, MI 48951	Vice President

Chris Bogren 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Robert Butler 300 Innovation Drive Franklin, TN 37067	Vice President

Chardae Hawley 300 Innovation Drive Franklin, TN 37067	Vice President

Yesenia Lankford 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Bob McAllister 300 Innovation Drive Franklin, TN 37067	Vice President

Brian Nicolarsen 300 Innovation Drive Franklin, TN 37067	Vice President, Divisional and HPW Sales Manager

Matt Ohme 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph C. Pierce 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Molly Stevens 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Tidey 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Darweshi Whitfield 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Lupton 300 Innovation Drive Franklin, TN 37067	Chief Compliance Officer

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 32. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 33. Management Services

    Not Applicable.

Item 34. Fee Representation

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Jackson National Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan on this 18th day of July, 2025.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

Jackson National Life Insurance Company
(Depositor)

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	July 18, 2025
Laura L. Prieskorn, Chief Executive Officer and Director

*	July 18, 2025
Christopher A. Raub, President and Director

*	July 18, 2025
Don W. Cummings, Executive Vice President, Chief Financial Officer, and Director

*	July 18, 2025
Craig A. Anderson, Senior Vice President and Controller

* By: /s/ SCOTT J. GOLDE
Scott J. Golde, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (Jackson), a Michigan corporation, hereby appoint Laura L. Prieskorn, Christopher A. Raub, Don W. Cummings, Carrie Chelko, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, 333-228802, 333-235565, 333-235567, and 333-252333), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), Jackson National Separate Account V (File No. 333-70697), and Jackson National Life Insurance Company (File Nos. 333-285253, 333-285254, 333-285255, 333-285256, 333-283892, and 333-283747), as well as any future separate account(s) and/or future file number(s) that Jackson establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, contingent deferred annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 14th day of April, 2025.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer, Chair, and Director

/s/ CHRISTOPHER A. RAUB
Christopher A. Raub, President and Director

/s/ DON W. CUMMINGS
Don W. Cummings, Executive Vice President, Chief Financial Officer, and Director

/s/ CRAIG A. ANDERSON
Craig A. Anderson, Senior Vice President and Controller

EXHIBIT LIST

Exhibit No.	Description
(k)(1)	Opinion and Consent of Counsel.
(l)(1)	Consent of Independent Registered Public Accounting Firm.
(o)(1)	Form of Initial Summary Prospectus.
29	Organizational Chart.